Share Capital - Schedule of Share Capital Issued and Fully Paid (Detail) - GBP (£) £ in Millions	Jun. 30, 2020	Dec. 31, 2019
Disclosure of classes of share capital [line items]
Issued and fully paid share capital	£ 3,105	£ 3,105